Expense Example - Polen 5Perspectives Small-Mid Growth ETF - Polen 5Perspectives Small-Mid Growth ETF	Sep. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 218